Trade and other payables, deposits received and accrued expenses - Summary of trade and other payables, deposits received and accrued expenses (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Payables Deposits Received And Accrued Expenses [Abstract]
Trade payables	¥ 47,117	¥ 20,713	¥ 16,962
Government grants received with conditions	187,242	184,542	176,426
Accrued payroll and social insurance	76,510	96,593	55,818
Payables for professional services	33,970	27,134	4,470
Taxes payable and others	33,126	89,486	34,592
Total other payables, deposits received and accrued expenses	330,848	397,755	271,306
Trade and other payables, deposits received and accrued expenses measured at amortized cost	¥ 377,965	¥ 418,468	¥ 288,268